PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,076,883
Depreciation	136,233	$ 124,738
Balance, end of period	1,035,818	1,076,883
Carrying amount	1,076,883	1,076,883
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	69,373
Balance, end of period	70,003	69,373
Carrying amount	69,373	69,373
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	371,210
Balance, end of period	355,358	371,210
Carrying amount	371,210	371,210
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	514,251
Balance, end of period	468,127	514,251
Carrying amount	514,251	514,251
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	71,442
Balance, end of period	64,941	71,442
Carrying amount	71,442	71,442
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	50,607
Balance, end of period	77,389	50,607
Carrying amount	50,607	50,607
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,789,810	1,640,533
Additions	92,202	126,759
Additions through business acquisitions	4,538	31,779
Transfers from assets held for sale		4,223
Transfers	0	0
Disposals	(11,146)	(13,484)
Balance, end of period	1,875,404	1,789,810
Carrying amount	1,789,810	1,640,533
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	69,373	65,687
Additions	630	2,727
Additions through business acquisitions	0	839
Transfers from assets held for sale		120
Transfers	0	0
Disposals	0	0
Balance, end of period	70,003	69,373
Carrying amount	69,373	65,687
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	504,186	439,276
Additions	7,515	17,390
Additions through business acquisitions	29	17,672
Transfers from assets held for sale		3,855
Transfers	2,601	28,028
Disposals	(1,933)	(2,035)
Balance, end of period	512,398	504,186
Carrying amount	504,186	439,276
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	997,993	903,502
Additions	17,565	46,165
Additions through business acquisitions	4,153	12,651
Transfers from assets held for sale		0
Transfers	25,062	45,140
Disposals	(4,799)	(9,465)
Balance, end of period	1,039,974	997,993
Carrying amount	997,993	903,502
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	167,651	156,492
Additions	10,852	9,870
Additions through business acquisitions	356	617
Transfers from assets held for sale		248
Transfers	1,195	2,408
Disposals	(4,414)	(1,984)
Balance, end of period	175,640	167,651
Carrying amount	167,651	156,492
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	50,607	75,576
Additions	55,640	50,607
Additions through business acquisitions	0	0
Transfers from assets held for sale		0
Transfers	(28,858)	(75,576)
Disposals	0	0
Balance, end of period	77,389	50,607
Carrying amount	50,607	75,576
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(712,927)	(596,144)
Depreciation	136,233	124,738
Transfers from assets held for sale		1,980
Disposals	9,574	9,935
Balance, end of period	(839,586)	(712,927)
Carrying amount	(712,927)	(596,144)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Transfers from assets held for sale		0
Disposals	0	0
Balance, end of period	0	0
Carrying amount	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(132,976)	(109,204)
Depreciation	24,719	22,828
Transfers from assets held for sale		1,732
Disposals	655	788
Balance, end of period	(157,040)	(132,976)
Carrying amount	(132,976)	(109,204)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(483,742)	(404,663)
Depreciation	92,904	86,242
Transfers from assets held for sale		0
Disposals	4,799	7,163
Balance, end of period	(571,847)	(483,742)
Carrying amount	(483,742)	(404,663)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(96,209)	(82,277)
Depreciation	18,610	15,668
Transfers from assets held for sale		248
Disposals	4,120	1,984
Balance, end of period	(110,699)	(96,209)
Carrying amount	(96,209)	(82,277)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Transfers from assets held for sale		0
Disposals	0	0
Balance, end of period	0	0
Carrying amount	$ 0	$ 0